Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SEASONS SERIES TRUST
Entity Central Index Key	0001003239
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000021810 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Growth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Growth Portfolio (Class 3)*	$138	1.33%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 138	[1]
Expense Ratio, Percent	1.33%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 7.24% for the year ended March 31, 2025, compared to 7.82% for the Russell 1000® Index (a broad-based securities market index) and 4.80% for the Blended Index (the "Performance Index") comprised of 51% Russell 1000® Index; 27% Bloomberg U.S. Aggregate Bond Index; 20% Russell 2000® Index; 2% FTSE Treasury Bill 3-Month Index. Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; ROBLOX Corp., Class A; DoorDash, Inc. Class A
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: systems hardware; pharmaceutical; REITs. Security selection in the following sectors: systems hardware; capital markets; software & services. Position weightings: Rigetti Computing, Inc.; AvePoint, Inc.; Lantheus Holdings, Inc.
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: insurance; software & services; telecommunications; utilities. Security selection in the following sectors: pharmaceutical; industrial cyclical; basic materials. Position weightings: Viking Therapeutics, Inc.; Atkore, Inc.; TransMedics Group, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Growth Portfolio (Class 3)	7.24%	8.58%	6.30%
Russell 1000® Index	7.82%	18.47%	12.18%
51% Russell 1000® Index; 27% Bloomberg U.S. Aggregate Bond Index; 20% Russell 2000® Index; 2% FTSE Treasury Bill 3 Month Index	4.80%	12.10%	8.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 36,000,000
Holdings Count | Holding	1,054
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$36M
Total number of portfolio holdings	1,054
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	67%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	15.0%
Internet	14.8%
U.S. Government & Agency Obligations	14.7%
Biotechnology	4.6%
Repurchase Agreements	4.0%
Commercial Services	3.7%
Auto Manufacturers	3.5%
Computers	3.2%
Banks	3.2%
Diversified Financial Services	3.1%
REITS	3.0%
Healthcare-Products	2.5%
Retail	2.3%
Semiconductors	1.9%
Apparel	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA Allocation Aggressive Portfolio, a series of the Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021809 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Growth
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Growth Portfolio (Class 2)*	$128	1.23%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 128	[2]
Expense Ratio, Percent	1.23%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 7.34% for the year ended March 31, 2025, compared to 7.82% for the Russell 1000® Index (a broad-based securities market index) and 4.80% for the Blended Index (the "Performance Index") comprised of 51% Russell 1000® Index; 27% Bloomberg U.S. Aggregate Bond Index; 20% Russell 2000® Index; 2% FTSE Treasury Bill 3-Month Index. Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; ROBLOX Corp., Class A; DoorDash, Inc. Class A
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: systems hardware; pharmaceutical; REITs. Security selection in the following sectors: systems hardware; capital markets; software & services. Position weightings: Rigetti Computing, Inc.; AvePoint, Inc.; Lantheus Holdings, Inc.
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: insurance; software & services; telecommunications; utilities. Security selection in the following sectors: pharmaceutical; industrial cyclical; basic materials. Position weightings: Viking Therapeutics, Inc.; Atkore, Inc.; TransMedics Group, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Growth Portfolio (Class 2)	7.34%	8.69%	6.40%
Russell 1000® Index	7.82%	18.47%	12.18%
51% Russell 1000® Index; 27% Bloomberg U.S. Aggregate Bond Index; 20% Russell 2000® Index; 2% FTSE Treasury Bill 3 Month Index	4.80%	12.10%	8.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 36,000,000
Holdings Count | Holding	1,054
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$36M
Total number of portfolio holdings	1,054
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	67%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	15.0%
Internet	14.8%
U.S. Government & Agency Obligations	14.7%
Biotechnology	4.6%
Repurchase Agreements	4.0%
Commercial Services	3.7%
Auto Manufacturers	3.5%
Computers	3.2%
Banks	3.2%
Diversified Financial Services	3.1%
REITS	3.0%
Healthcare-Products	2.5%
Retail	2.3%
Semiconductors	1.9%
Apparel	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA Allocation Aggressive Portfolio, a series of the Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021808 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Growth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Growth Portfolio (Class 1)*	$112	1.08%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 112	[3]
Expense Ratio, Percent	1.08%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 7.50% for the year ended March 31, 2025, compared to 7.82% for the Russell 1000® Index (a broad-based securities market index) and 4.80% for the Blended Index (the "Performance Index") comprised of 51% Russell 1000® Index; 27% Bloomberg U.S. Aggregate Bond Index; 20% Russell 2000® Index; 2% FTSE Treasury Bill 3-Month Index. Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; ROBLOX Corp., Class A; DoorDash, Inc. Class A
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: systems hardware; pharmaceutical; REITs. Security selection in the following sectors: systems hardware; capital markets; software & services. Position weightings: Rigetti Computing, Inc.; AvePoint, Inc.; Lantheus Holdings, Inc.
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: insurance; software & services; telecommunications; utilities. Security selection in the following sectors: pharmaceutical; industrial cyclical; basic materials. Position weightings: Viking Therapeutics, Inc.; Atkore, Inc.; TransMedics Group, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Growth Portfolio (Class 1)	7.50%	8.85%	6.56%
Russell 1000® Index	7.82%	18.47%	12.18%
51% Russell 1000® Index; 27% Bloomberg U.S. Aggregate Bond Index; 20% Russell 2000® Index; 2% FTSE Treasury Bill 3 Month Index	4.80%	12.10%	8.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 36,000,000
Holdings Count | Holding	1,054
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$36M
Total number of portfolio holdings	1,054
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	67%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	15.0%
Internet	14.8%
U.S. Government & Agency Obligations	14.7%
Biotechnology	4.6%
Repurchase Agreements	4.0%
Commercial Services	3.7%
Auto Manufacturers	3.5%
Computers	3.2%
Banks	3.2%
Diversified Financial Services	3.1%
REITS	3.0%
Healthcare-Products	2.5%
Retail	2.3%
Semiconductors	1.9%
Apparel	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA Allocation Aggressive Portfolio, a series of the Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021811 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Mid Cap Growth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Growth Portfolio (Class 1)*	$99	0.98%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 99	[4]
Expense Ratio, Percent	0.98%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 2.73% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and 3.57% for the Russell Midcap® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: business services; finance; energy. On an absolute basis, position weightings: Palantir Technologies, Inc., Class A; AppLovin Corp., Class A; Targa Resources Corp.
Wellington Management Company LLP  | Allocations in the following sectors: communication services, materials, cash. Security selection in the following sectors: communication services; industrials; consumer discretionary. Position weightings: Spotify Technology SA; Axon Enterprise, Inc.; Tradeweb Markets, Inc., Class A
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: consumer staples; materials; communication services. Security selection in the following sectors: information technology; health care; utilities. Position weightings: AppLovin Corp., Class A; Howmet Aerospace, Inc.; Enphase Energy, Inc.
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: health care; information technology; consumer non-cyclicals. On an absolute basis, position weightings: Dexcom, Inc.; Super Micro Computer, Inc.; MongoDB, Inc.
Wellington Management Company LLP  | Allocations in the following sectors: health care, information technology, energy. Security selection in the following sectors: health care; information technology; consumer staples. Position weightings: AppLovin Corp., Class A; Dexcom, Inc.; e.l.f. Beauty, Inc.
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: real estate; energy; industrials & business services. Security selection in the following sectors: energy; consumer discretionary; real estate. Position weightings: Texas Pacific Land Corp. (lack of position); Expedia Group, Inc.; Live Nation Entertainment, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Mid Cap Growth Portfolio (Class 1)	2.73%	13.83%	9.76%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell Midcap® Growth Index	3.57%	14.86%	10.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 148,000,000
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$148M
Total number of portfolio holdings	442
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	83%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	22.9%
Retail	7.6%
Diversified Financial Services	6.2%
Healthcare-Products	5.5%
Internet	4.7%
Commercial Services	4.6%
Pharmaceuticals	3.9%
Entertainment	3.4%
Computers	3.2%
Pipelines	2.7%
Biotechnology	2.6%
Oil & Gas	2.1%
Semiconductors	2.0%
Distribution/Wholesale	1.7%
Insurance	1.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021812 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Mid Cap Growth
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Growth Portfolio (Class 2)*	$114	1.13%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 114	[5]
Expense Ratio, Percent	1.13%	[5]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 2.55% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and 3.57% for the Russell Midcap® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: business services; finance; energy. On an absolute basis, position weightings: Palantir Technologies, Inc., Class A; AppLovin Corp., Class A; Targa Resources Corp.
Wellington Management Company LLP  | Allocations in the following sectors: communication services, materials, cash. Security selection in the following sectors: communication services; industrials; consumer discretionary. Position weightings: Spotify Technology SA; Axon Enterprise, Inc.; Tradeweb Markets, Inc., Class A
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: consumer staples; materials; communication services. Security selection in the following sectors: information technology; health care; utilities. Position weightings: AppLovin Corp., Class A; Howmet Aerospace, Inc.; Enphase Energy, Inc.
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: health care; information technology; consumer non-cyclicals. On an absolute basis, position weightings: Dexcom, Inc.; Super Micro Computer, Inc.; MongoDB, Inc.
Wellington Management Company LLP  | Allocations in the following sectors: health care, information technology, energy. Security selection in the following sectors: health care; information technology; consumer staples. Position weightings: AppLovin Corp., Class A; Dexcom, Inc.; e.l.f. Beauty, Inc.
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: real estate; energy; industrials & business services. Security selection in the following sectors: energy; consumer discretionary; real estate. Position weightings: Texas Pacific Land Corp. (lack of position); Expedia Group, Inc.; Live Nation Entertainment, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Mid Cap Growth Portfolio (Class 2)	2.55%	13.67%	9.59%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell Midcap® Growth Index	3.57%	14.86%	10.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 148,000,000
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$148M
Total number of portfolio holdings	442
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	83%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	22.9%
Retail	7.6%
Diversified Financial Services	6.2%
Healthcare-Products	5.5%
Internet	4.7%
Commercial Services	4.6%
Pharmaceuticals	3.9%
Entertainment	3.4%
Computers	3.2%
Pipelines	2.7%
Biotechnology	2.6%
Oil & Gas	2.1%
Semiconductors	2.0%
Distribution/Wholesale	1.7%
Insurance	1.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021813 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Mid Cap Growth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Growth Portfolio (Class 3)*	$125	1.23%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 125	[6]
Expense Ratio, Percent	1.23%	[6]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 2.51% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and 3.57% for the Russell Midcap® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: business services; finance; energy. On an absolute basis, position weightings: Palantir Technologies, Inc., Class A; AppLovin Corp., Class A; Targa Resources Corp.
Wellington Management Company LLP  | Allocations in the following sectors: communication services, materials, cash. Security selection in the following sectors: communication services; industrials; consumer discretionary. Position weightings: Spotify Technology SA; Axon Enterprise, Inc.; Tradeweb Markets, Inc., Class A
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: consumer staples; materials; communication services. Security selection in the following sectors: information technology; health care; utilities. Position weightings: AppLovin Corp., Class A; Howmet Aerospace, Inc.; Enphase Energy, Inc.
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: health care; information technology; consumer non-cyclicals. On an absolute basis, position weightings: Dexcom, Inc.; Super Micro Computer, Inc.; MongoDB, Inc.
Wellington Management Company LLP  | Allocations in the following sectors: health care, information technology, energy. Security selection in the following sectors: health care; information technology; consumer staples. Position weightings: AppLovin Corp., Class A; Dexcom, Inc.; e.l.f. Beauty, Inc.
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: real estate; energy; industrials & business services. Security selection in the following sectors: energy; consumer discretionary; real estate. Position weightings: Texas Pacific Land Corp. (lack of position); Expedia Group, Inc.; Live Nation Entertainment, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Mid Cap Growth Portfolio (Class 3)	2.51%	13.56%	9.48%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell Midcap® Growth Index	3.57%	14.86%	10.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 148,000,000
Holdings Count | Holding	442
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$148M
Total number of portfolio holdings	442
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	83%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	22.9%
Retail	7.6%
Diversified Financial Services	6.2%
Healthcare-Products	5.5%
Internet	4.7%
Commercial Services	4.6%
Pharmaceuticals	3.9%
Entertainment	3.4%
Computers	3.2%
Pipelines	2.7%
Biotechnology	2.6%
Oil & Gas	2.1%
Semiconductors	2.0%
Distribution/Wholesale	1.7%
Insurance	1.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021816 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Mid Cap Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Value Portfolio (Class 3)*	$124	1.23%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 124	[7]
Expense Ratio, Percent	1.23%	[7]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 1.12% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and 2.27% for the Russell Midcap® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities according to the Russell® family of indices. Growth-oriented stocks outperformed value-orientated stocks in the large- and mid-cap space but not in the small-cap space.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: finance; utilities; energy. On an absolute basis, position weightings: Williams Cos., Inc.; Howmet Aerospace, Inc.; Arthur J Gallagher & Co.
Massachusetts Financial Services Company  | Allocations in the following sectors: financials; cash; utilities. Security selection in the following sectors: materials; consumer staples; industrials. Position weightings: Targa Resources Corp.; Howmet Aerospace, Inc.; Hartford Financial Services Group, Inc.
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: materials; consumer discretionary; energy. Security selection in the following sectors: information technology; materials; energy. Position weightings: Corning, Inc.; Fortinet, Inc.; DocuSign, Inc.
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: materials; health care; consumer cyclicals. On an absolute basis, position weightings: Microchip Technology, Inc.; Nucor Corp.; ON Semiconductor Corp.
Massachusetts Financial Services Company  | Allocations in the following sectors: materials; communication services; real estate. Security selection in the following sectors: consumer discretionary; utilities; communication services. Position weightings: NXP Semiconductors NV; Aptiv PLC; Brunswick Corp.
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: utilities; real estate; communication services. Security selection in the following sectors: financials; real estate; consumer discretionary. Position weightings: Advance Auto Parts, Inc.; MKS Instruments, Inc.; Dentsply Sirona, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Mid Cap Value Portfolio (Class 3)	1.12%	17.27%	7.28%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell Midcap® Value Index	2.27%	16.70%	7.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 179,000,000
Holdings Count | Holding	777
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$179M
Total number of portfolio holdings	777
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	34%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	8.6%
Insurance	6.6%
Electric	6.4%
Banks	4.7%
Healthcare-Products	4.4%
Diversified Financial Services	4.0%
Commercial Services	3.8%
Oil & Gas	3.4%
Machinery-Diversified	3.3%
Food	3.2%
Electronics	3.2%
Retail	2.9%
Software	2.7%
Chemicals	2.5%
Healthcare-Services	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021815 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Mid Cap Value
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Value Portfolio (Class 2)*	$114	1.13%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 114	[8]
Expense Ratio, Percent	1.13%	[8]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 1.16% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and 2.27% for the Russell Midcap® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities according to the Russell® family of indices. Growth-oriented stocks outperformed value-orientated stocks in the large- and mid-cap space but not in the small-cap space.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: finance; utilities; energy. On an absolute basis, position weightings: Williams Cos., Inc.; Howmet Aerospace, Inc.; Arthur J Gallagher & Co.
Massachusetts Financial Services Company  | Allocations in the following sectors: financials; cash; utilities. Security selection in the following sectors: materials; consumer staples; industrials. Position weightings: Targa Resources Corp.; Howmet Aerospace, Inc.; Hartford Financial Services Group, Inc.
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: materials; consumer discretionary; energy. Security selection in the following sectors: information technology; materials; energy. Position weightings: Corning, Inc.; Fortinet, Inc.; DocuSign, Inc.
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: materials; health care; consumer cyclicals. On an absolute basis, position weightings: Microchip Technology, Inc.; Nucor Corp.; ON Semiconductor Corp.
Massachusetts Financial Services Company  | Allocations in the following sectors: materials; communication services; real estate. Security selection in the following sectors: consumer discretionary; utilities; communication services. Position weightings: NXP Semiconductors NV; Aptiv PLC; Brunswick Corp.
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: utilities; real estate; communication services. Security selection in the following sectors: financials; real estate; consumer discretionary. Position weightings: Advance Auto Parts, Inc.; MKS Instruments, Inc.; Dentsply Sirona, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Mid Cap Value Portfolio (Class 2)	1.16%	17.38%	7.39%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell Midcap® Value Index	2.27%	16.70%	7.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 179,000,000
Holdings Count | Holding	777
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$179M
Total number of portfolio holdings	777
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	34%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	8.6%
Insurance	6.6%
Electric	6.4%
Banks	4.7%
Healthcare-Products	4.4%
Diversified Financial Services	4.0%
Commercial Services	3.8%
Oil & Gas	3.4%
Machinery-Diversified	3.3%
Food	3.2%
Electronics	3.2%
Retail	2.9%
Software	2.7%
Chemicals	2.5%
Healthcare-Services	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021814 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Mid Cap Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Value Portfolio (Class 1)*	$99	0.98%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 99	[9]
Expense Ratio, Percent	0.98%	[9]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 1.30% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and 2.27% for the Russell Midcap® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities according to the Russell® family of indices. Growth-oriented stocks outperformed value-orientated stocks in the large- and mid-cap space but not in the small-cap space.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: finance; utilities; energy. On an absolute basis, position weightings: Williams Cos., Inc.; Howmet Aerospace, Inc.; Arthur J Gallagher & Co.
Massachusetts Financial Services Company  | Allocations in the following sectors: financials; cash; utilities. Security selection in the following sectors: materials; consumer staples; industrials. Position weightings: Targa Resources Corp.; Howmet Aerospace, Inc.; Hartford Financial Services Group, Inc.
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: materials; consumer discretionary; energy. Security selection in the following sectors: information technology; materials; energy. Position weightings: Corning, Inc.; Fortinet, Inc.; DocuSign, Inc.
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: materials; health care; consumer cyclicals. On an absolute basis, position weightings: Microchip Technology, Inc.; Nucor Corp.; ON Semiconductor Corp.
Massachusetts Financial Services Company  | Allocations in the following sectors: materials; communication services; real estate. Security selection in the following sectors: consumer discretionary; utilities; communication services. Position weightings: NXP Semiconductors NV; Aptiv PLC; Brunswick Corp.
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: utilities; real estate; communication services. Security selection in the following sectors: financials; real estate; consumer discretionary. Position weightings: Advance Auto Parts, Inc.; MKS Instruments, Inc.; Dentsply Sirona, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Mid Cap Value Portfolio (Class 1)	1.30%	17.54%	7.55%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell Midcap® Value Index	2.27%	16.70%	7.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 179,000,000
Holdings Count | Holding	777
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$179M
Total number of portfolio holdings	777
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	34%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	8.6%
Insurance	6.6%
Electric	6.4%
Banks	4.7%
Healthcare-Products	4.4%
Diversified Financial Services	4.0%
Commercial Services	3.8%
Oil & Gas	3.4%
Machinery-Diversified	3.3%
Food	3.2%
Electronics	3.2%
Retail	2.9%
Software	2.7%
Chemicals	2.5%
Healthcare-Services	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021817 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Small Cap
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Small Cap Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Small Cap Portfolio (Class 1)*	$96	0.99%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 96	[10]
Expense Ratio, Percent	0.99%	[10]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of -5.11% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and -4.01% for the Russell 2000® Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed small-cap equities, according to the S&P 500® and Russell 2000® indices. Value-oriented stocks outperformed growth-oriented stocks within the small cap market cap spectrum according to the Russell® family of indices.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: finance; telecommunications; utilities. On an absolute basis, position weightings: Corcept Therapeutics, Inc.; Carpenter Technology Corp.; Brinker International, Inc.
Schroder Investment Management North America Inc.  | Allocations in the following sectors: energy; health care; consumer discretionary. Security selection in the following sectors: information technology; industrials; energy. Position weightings: ICU Medical, Inc.; ESCO Technologies, Inc.; Primoris Services Corp.
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: systems hardware; pharmaceutical; REITs. Security selection in the following sectors: systems hardware; capital markets; software & services. Position weightings: Rigetti Computing, Inc.; AvePoint, Inc.; Lantheus Holdings, Inc.
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: consumer cyclicals; information technology; energy. On an absolute basis, position weightings: SolarEdge Technologies, Inc.; DoubleVerify Holdings, Inc.; Fortrea Holdings, Inc.
Schroder Investment Management North America Inc.  | Allocations in the following sectors: real estate; materials; communication services. Security selection in the following sectors: consumer discretionary; materials; communication services. Position weightings: Progyny, Inc.; Janus International Group, Inc.; U.S. Physical Therapy, Inc.
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: insurance; software & services; telecommunications; utilities. Security selection in the following sectors: pharmaceutical; industrial cyclical; basic materials. Position weightings: Viking Therapeutics, Inc.; Atkore, Inc.; TransMedics Group, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Small Cap Portfolio (Class 1)	(5.11)%	13.99%	5.66%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell 2000® Index	(4.01)%	13.27%	6.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 124,000,000
Holdings Count | Holding	972
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$124M
Total number of portfolio holdings	972
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	57%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	8.6%
REITS	6.2%
Healthcare-Products	5.5%
Commercial Services	5.1%
Software	4.2%
Diversified Financial Services	4.1%
Insurance	4.0%
Biotechnology	3.7%
Retail	3.6%
Computers	3.4%
Telecommunications	2.9%
Chemicals	2.8%
Electronics	2.7%
Machinery-Diversified	2.5%
Oil & Gas	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021818 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Small Cap
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Small Cap Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Small Cap Portfolio (Class 2)*	$112	1.15%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 112	[11]
Expense Ratio, Percent	1.15%	[11]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of -5.21% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and -4.01% for the Russell 2000® Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed small-cap equities, according to the S&P 500® and Russell 2000® indices. Value-oriented stocks outperformed growth-oriented stocks within the small cap market cap spectrum according to the Russell® family of indices.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: finance; telecommunications; utilities. On an absolute basis, position weightings: Corcept Therapeutics, Inc.; Carpenter Technology Corp.; Brinker International, Inc.
Schroder Investment Management North America Inc.  | Allocations in the following sectors: energy; health care; consumer discretionary. Security selection in the following sectors: information technology; industrials; energy. Position weightings: ICU Medical, Inc.; ESCO Technologies, Inc.; Primoris Services Corp.
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: systems hardware; pharmaceutical; REITs. Security selection in the following sectors: systems hardware; capital markets; software & services. Position weightings: Rigetti Computing, Inc.; AvePoint, Inc.; Lantheus Holdings, Inc.
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: consumer cyclicals; information technology; energy. On an absolute basis, position weightings: SolarEdge Technologies, Inc.; DoubleVerify Holdings, Inc.; Fortrea Holdings, Inc.
Schroder Investment Management North America Inc.  | Allocations in the following sectors: real estate; materials; communication services. Security selection in the following sectors: consumer discretionary; materials; communication services. Position weightings: Progyny, Inc.; Janus International Group, Inc.; U.S. Physical Therapy, Inc.
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: insurance; software & services; telecommunications; utilities. Security selection in the following sectors: pharmaceutical; industrial cyclical; basic materials. Position weightings: Viking Therapeutics, Inc.; Atkore, Inc.; TransMedics Group, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Small Cap Portfolio (Class 2)	(5.21)%	13.83%	5.50%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell 2000® Index	(4.01)%	13.27%	6.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 124,000,000
Holdings Count | Holding	972
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$124M
Total number of portfolio holdings	972
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	57%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	8.6%
REITS	6.2%
Healthcare-Products	5.5%
Commercial Services	5.1%
Software	4.2%
Diversified Financial Services	4.1%
Insurance	4.0%
Biotechnology	3.7%
Retail	3.6%
Computers	3.4%
Telecommunications	2.9%
Chemicals	2.8%
Electronics	2.7%
Machinery-Diversified	2.5%
Oil & Gas	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021819 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Small Cap
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Small Cap Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Small Cap Portfolio (Class 3)*	$122	1.25%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 122	[12]
Expense Ratio, Percent	1.25%	[12]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of -5.28% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and -4.01% for the Russell 2000® Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed small-cap equities, according to the S&P 500® and Russell 2000® indices. Value-oriented stocks outperformed growth-oriented stocks within the small cap market cap spectrum according to the Russell® family of indices.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: finance; telecommunications; utilities. On an absolute basis, position weightings: Corcept Therapeutics, Inc.; Carpenter Technology Corp.; Brinker International, Inc.
Schroder Investment Management North America Inc.  | Allocations in the following sectors: energy; health care; consumer discretionary. Security selection in the following sectors: information technology; industrials; energy. Position weightings: ICU Medical, Inc.; ESCO Technologies, Inc.; Primoris Services Corp.
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: systems hardware; pharmaceutical; REITs. Security selection in the following sectors: systems hardware; capital markets; software & services. Position weightings: Rigetti Computing, Inc.; AvePoint, Inc.; Lantheus Holdings, Inc.
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: consumer cyclicals; information technology; energy. On an absolute basis, position weightings: SolarEdge Technologies, Inc.; DoubleVerify Holdings, Inc.; Fortrea Holdings, Inc.
Schroder Investment Management North America Inc.  | Allocations in the following sectors: real estate; materials; communication services. Security selection in the following sectors: consumer discretionary; materials; communication services. Position weightings: Progyny, Inc.; Janus International Group, Inc.; U.S. Physical Therapy, Inc.
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: insurance; software & services; telecommunications; utilities. Security selection in the following sectors: pharmaceutical; industrial cyclical; basic materials. Position weightings: Viking Therapeutics, Inc.; Atkore, Inc.; TransMedics Group, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Small Cap Portfolio (Class 3)	(5.28)%	13.71%	5.40%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell 2000® Index	(4.01)%	13.27%	6.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 124,000,000
Holdings Count | Holding	972
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$124M
Total number of portfolio holdings	972
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	57%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	8.6%
REITS	6.2%
Healthcare-Products	5.5%
Commercial Services	5.1%
Software	4.2%
Diversified Financial Services	4.1%
Insurance	4.0%
Biotechnology	3.7%
Retail	3.6%
Computers	3.4%
Telecommunications	2.9%
Chemicals	2.8%
Electronics	2.7%
Machinery-Diversified	2.5%
Oil & Gas	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021822 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed International Equity
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed International Equity Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed International Equity Portfolio (Class 3)*	$132	1.29%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 132	[13]
Expense Ratio, Percent	1.29%	[13]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 4.37% for the year ended March 31, 2025, compared to 4.88% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, value-oriented stocks largely outperformed quality and growth-oriented stocks across the market-cap spectrum within international equity markets. Momentum factors also contributed to broad market returns.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: financials; industrials; communication services. On an absolute basis, position weightings: HSBC Holdings PLC; SAP SE; Roche Holding AG ADR. On an absolute basis, exposure to the following countries/regions: United Kingdom; Germany; Switzerland
Schroder Investment Management North America Inc.  | Allocations in the following sectors: materials; real estate; consumer discretionary. Security selection in the following sectors: health care; communication services; energy. Position weightings: Spotify Technology SA; SAP SE; Erste Group Bank AG. Countries/regions: France; Japan; Austria
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: materials; consumer discretionary; financials. Security selection in the following sectors: information technology; health care; consumer discretionary. Position weightings: Broadcom, Inc.; Taiwan Semiconductor Manufacturing Co., Ltd.; Muenchener Rueckversicherungs-Gesellschaft AG. Countries/regions: Canada
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: consumer discretionary; information technology; materials. On an absolute basis, position weightings: Novo Nordisk A/S, Class B; ASML Holding NV; Toyota Motor Corp. On an absolute basis, exposure to the following countries/regions: Denmark; Japan; The Netherlands
Schroder Investment Management North America Inc.  | Allocations in the following sectors: information technology; financials; health care. Security selection in the following sectors: industrials; financials; real estate. Position weightings: Vestas Wind Systems A/S; Samsung Electronics Co., Ltd.; SMC Corp. Countries/regions: Korea; United Kingdom; Denmark
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: information technology; industrials & business services; communication services. Security selection in the following sectors: industrials & business services; consumer staples; communication services. Position weightings: Samsung Electronics Co., Ltd.; Melrose Industries PLC; NXP Semiconductors NV. Countries/regions: Pacific ex Japan

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed International Equity Portfolio (Class 3)	4.37%	11.08%	4.75%
MSCI EAFE Index (net)	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 247,000,000
Holdings Count | Holding	756
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$247M
Total number of portfolio holdings	756
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	15.0%
Pharmaceuticals	8.8%
Insurance	6.5%
Semiconductors	4.8%
Oil & Gas	3.6%
Healthcare-Products	3.5%
Retail	3.2%
Cosmetics/Personal Care	3.2%
Food	2.9%
Software	2.6%
Aerospace/Defense	2.6%
Electric	2.4%
Commercial Services	2.4%
Telecommunications	2.2%
Miscellaneous Manufacturing	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021821 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed International Equity
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed International Equity Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed International Equity Portfolio (Class 2)*	$122	1.19%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 122	[14]
Expense Ratio, Percent	1.19%	[14]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 4.56% for the year ended March 31, 2025, compared to 4.88% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, value-oriented stocks largely outperformed quality and growth-oriented stocks across the market-cap spectrum within international equity markets. Momentum factors also contributed to broad market returns.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: financials; industrials; communication services. On an absolute basis, position weightings: HSBC Holdings PLC; SAP SE; Roche Holding AG ADR. On an absolute basis, exposure to the following countries/regions: United Kingdom; Germany; Switzerland
Schroder Investment Management North America Inc.  | Allocations in the following sectors: materials; real estate; consumer discretionary. Security selection in the following sectors: health care; communication services; energy. Position weightings: Spotify Technology SA; SAP SE; Erste Group Bank AG. Countries/regions: France; Japan; Austria
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: materials; consumer discretionary; financials. Security selection in the following sectors: information technology; health care; consumer discretionary. Position weightings: Broadcom, Inc.; Taiwan Semiconductor Manufacturing Co., Ltd.; Muenchener Rueckversicherungs-Gesellschaft AG. Countries/regions: Canada
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: consumer discretionary; information technology; materials. On an absolute basis, position weightings: Novo Nordisk A/S, Class B; ASML Holding NV; Toyota Motor Corp. On an absolute basis, exposure to the following countries/regions: Denmark; Japan; The Netherlands
Schroder Investment Management North America Inc.  | Allocations in the following sectors: information technology; financials; health care. Security selection in the following sectors: industrials; financials; real estate. Position weightings: Vestas Wind Systems A/S; Samsung Electronics Co., Ltd.; SMC Corp. Countries/regions: Korea; United Kingdom; Denmark
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: information technology; industrials & business services; communication services. Security selection in the following sectors: industrials & business services; consumer staples; communication services. Position weightings: Samsung Electronics Co., Ltd.; Melrose Industries PLC; NXP Semiconductors NV. Countries/regions: Pacific ex Japan

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed International Equity Portfolio (Class 2)	4.56%	11.22%	4.86%
MSCI EAFE Index (net)	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 247,000,000
Holdings Count | Holding	756
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$247M
Total number of portfolio holdings	756
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	15.0%
Pharmaceuticals	8.8%
Insurance	6.5%
Semiconductors	4.8%
Oil & Gas	3.6%
Healthcare-Products	3.5%
Retail	3.2%
Cosmetics/Personal Care	3.2%
Food	2.9%
Software	2.6%
Aerospace/Defense	2.6%
Electric	2.4%
Commercial Services	2.4%
Telecommunications	2.2%
Miscellaneous Manufacturing	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021820 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed International Equity
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed International Equity Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed International Equity Portfolio (Class 1)*	$106	1.04%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 106	[15]
Expense Ratio, Percent	1.04%	[15]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 4.64% for the year ended March 31, 2025, compared to 4.88% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, value-oriented stocks largely outperformed quality and growth-oriented stocks across the market-cap spectrum within international equity markets. Momentum factors also contributed to broad market returns.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: financials; industrials; communication services. On an absolute basis, position weightings: HSBC Holdings PLC; SAP SE; Roche Holding AG ADR. On an absolute basis, exposure to the following countries/regions: United Kingdom; Germany; Switzerland
Schroder Investment Management North America Inc.  | Allocations in the following sectors: materials; real estate; consumer discretionary. Security selection in the following sectors: health care; communication services; energy. Position weightings: Spotify Technology SA; SAP SE; Erste Group Bank AG. Countries/regions: France; Japan; Austria
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: materials; consumer discretionary; financials. Security selection in the following sectors: information technology; health care; consumer discretionary. Position weightings: Broadcom, Inc.; Taiwan Semiconductor Manufacturing Co., Ltd.; Muenchener Rueckversicherungs-Gesellschaft AG. Countries/regions: Canada
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: consumer discretionary; information technology; materials. On an absolute basis, position weightings: Novo Nordisk A/S, Class B; ASML Holding NV; Toyota Motor Corp. On an absolute basis, exposure to the following countries/regions: Denmark; Japan; The Netherlands
Schroder Investment Management North America Inc.  | Allocations in the following sectors: information technology; financials; health care. Security selection in the following sectors: industrials; financials; real estate. Position weightings: Vestas Wind Systems A/S; Samsung Electronics Co., Ltd.; SMC Corp. Countries/regions: Korea; United Kingdom; Denmark
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: information technology; industrials & business services; communication services. Security selection in the following sectors: industrials & business services; consumer staples; communication services. Position weightings: Samsung Electronics Co., Ltd.; Melrose Industries PLC; NXP Semiconductors NV. Countries/regions: Pacific ex Japan

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed International Equity Portfolio (Class 1)	4.64%	11.38%	5.01%
MSCI EAFE Index (net)	4.88%	11.77%	5.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 247,000,000
Holdings Count | Holding	756
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$247M
Total number of portfolio holdings	756
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	15.0%
Pharmaceuticals	8.8%
Insurance	6.5%
Semiconductors	4.8%
Oil & Gas	3.6%
Healthcare-Products	3.5%
Retail	3.2%
Cosmetics/Personal Care	3.2%
Food	2.9%
Software	2.6%
Aerospace/Defense	2.6%
Electric	2.4%
Commercial Services	2.4%
Telecommunications	2.2%
Miscellaneous Manufacturing	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021823 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Diversified Fixed Income
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Diversified Fixed Income Portfolio (Class 1)*	$74	0.72%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 74	[16]
Expense Ratio, Percent	0.72%	[16]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 4.60% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index & "Performance Index"). Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. The 10-year U.S. Treasury yields peaked at 4.8% in January 2025, before ending lower at 4.2% at the end of first quarter of 2025.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
PineBridge Investments, LLC (active)  | Allocations in the following sectors: U.S. Government; agency mortgage-backed securities. Security selection in the following sectors: financials; agency mortgage-backed securities; communications
PineBridge Investments, LLC (passive)  | On an absolute basis, allocations in the following sectors: government securities
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
PineBridge Investments, LLC (active)  | Security selection in the following sectors: consumer cyclical. In aggregate: yield curve positioning
PineBridge Investments, LLC (passive)  | On an absolute basis, allocations in the following sectors: none

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Diversified Fixed Income Portfolio (Class 1)	4.60%	0.10%	1.46%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 642,000,000
Holdings Count | Holding	1,889
Advisory Fees Paid, Amount	$ 4,300,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$642M
Total number of portfolio holdings	1,889
Total net advisory fee paid	$4.3M
Portfolio turnover rate during the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	75.2%
Collateralized Mortgage Obligations	8.0%
Banks	5.5%
Electric	4.1%
Other Asset Backed Securities	3.0%
Foreign Government Obligations	2.2%
Oil & Gas	2.1%
Pipelines	1.2%
Repurchase Agreements	1.0%
Media	1.0%
Healthcare-Services	0.9%
Pharmaceuticals	0.8%
Semiconductors	0.8%
Telecommunications	0.8%
Insurance	0.7%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021824 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Diversified Fixed Income
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Diversified Fixed Income Portfolio (Class 2)*	$89	0.87%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 89	[17]
Expense Ratio, Percent	0.87%	[17]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 4.53% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index & "Performance Index"). Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. The 10-year U.S. Treasury yields peaked at 4.8% in January 2025, before ending lower at 4.2% at the end of first quarter of 2025.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
PineBridge Investments, LLC (active)  | Allocations in the following sectors: U.S. Government; agency mortgage-backed securities. Security selection in the following sectors: financials; agency mortgage-backed securities; communications
PineBridge Investments, LLC (passive)  | On an absolute basis, allocations in the following sectors: government securities
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
PineBridge Investments, LLC (active)  | Security selection in the following sectors: consumer cyclical. In aggregate: yield curve positioning
PineBridge Investments, LLC (passive)  | On an absolute basis, allocations in the following sectors: none

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Diversified Fixed Income Portfolio (Class 2)	4.53%	(0.03)%	1.31%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 642,000,000
Holdings Count | Holding	1,889
Advisory Fees Paid, Amount	$ 4,300,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$642M
Total number of portfolio holdings	1,889
Total net advisory fee paid	$4.3M
Portfolio turnover rate during the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	75.2%
Collateralized Mortgage Obligations	8.0%
Banks	5.5%
Electric	4.1%
Other Asset Backed Securities	3.0%
Foreign Government Obligations	2.2%
Oil & Gas	2.1%
Pipelines	1.2%
Repurchase Agreements	1.0%
Media	1.0%
Healthcare-Services	0.9%
Pharmaceuticals	0.8%
Semiconductors	0.8%
Telecommunications	0.8%
Insurance	0.7%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021825 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Diversified Fixed Income
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Diversified Fixed Income Portfolio (Class 3)*	$99	0.97%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 99	[18]
Expense Ratio, Percent	0.97%	[18]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 4.31% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index & "Performance Index"). Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. The 10-year U.S. Treasury yields peaked at 4.8% in January 2025, before ending lower at 4.2% at the end of first quarter of 2025.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
PineBridge Investments, LLC (active)  | Allocations in the following sectors: U.S. Government; agency mortgage-backed securities. Security selection in the following sectors: financials; agency mortgage-backed securities; communications
PineBridge Investments, LLC (passive)  | On an absolute basis, allocations in the following sectors: government securities
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
PineBridge Investments, LLC (active)  | Security selection in the following sectors: consumer cyclical. In aggregate: yield curve positioning
PineBridge Investments, LLC (passive)  | On an absolute basis, allocations in the following sectors: none

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Diversified Fixed Income Portfolio (Class 3)	4.31%	(0.16)%	1.20%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 642,000,000
Holdings Count | Holding	1,889
Advisory Fees Paid, Amount	$ 4,300,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$642M
Total number of portfolio holdings	1,889
Total net advisory fee paid	$4.3M
Portfolio turnover rate during the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	75.2%
Collateralized Mortgage Obligations	8.0%
Banks	5.5%
Electric	4.1%
Other Asset Backed Securities	3.0%
Foreign Government Obligations	2.2%
Oil & Gas	2.1%
Pipelines	1.2%
Repurchase Agreements	1.0%
Media	1.0%
Healthcare-Services	0.9%
Pharmaceuticals	0.8%
Semiconductors	0.8%
Telecommunications	0.8%
Insurance	0.7%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021826 [Member]
Shareholder Report [Line Items]
Fund Name	SA American Century Inflation Managed(formerly SA American Century Inflation Protection)
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA American Century Inflation Managed Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Century Inflation Managed Portfolio (Class 3)*	$86	0.84%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 86	[19]
Expense Ratio, Percent	0.84%	[19]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 5.57% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 6.17% for the Bloomberg U.S. TIPS Index (the "Performance Index"). Over the period, Treasury Inflation Protected Securities advanced along with the broad U.S. Treasury market. Inflation expectations (measured by 5- and 10-year breakeven rates) ended the 12 months modestly higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors: | cash and cash equivalents; securitized credit; investment-grade credit
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors:  | inflation-linked government (TIPS); nominal government
In aggregate:  | duration and yield curve positioning

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA American Century Inflation Managed Portfolio (Class 3)	5.57%	1.75%	1.61%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 28, 2025
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 530,000,000
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$530M
Total number of portfolio holdings	161
Total net advisory fee paid	$2.9M
Portfolio turnover rate during the reporting period	48%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	76.0%
Short-Term Investments	7.7%
Collateralized Mortgage Obligations	7.4%
Other Asset Backed Securities	2.6%
Banks	2.6%
Diversified Financial Services	1.0%
Insurance	0.7%
Electric	0.6%
Machinery-Construction & Mining	0.5%
Healthcare-Services	0.3%
Auto Manufacturers	0.3%
Software	0.3%
Municipal Securities	0.3%
Savings & Loans	0.3%
REITS	0.3%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio changed its name to the SA American Century Inflation Managed Portfolio. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Name [Text Block]	Effective April 28, 2025, the Portfolio changed its name to the SA American Century Inflation Managed Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000109742 [Member]
Shareholder Report [Line Items]
Fund Name	SA American Century Inflation Managed(formerly SA American Century Inflation Protection)
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA American Century Inflation Managed Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Century Inflation Managed Portfolio (Class 1)*	$61	0.59%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 61	[20]
Expense Ratio, Percent	0.59%	[20]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 5.78% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 6.17% for the Bloomberg U.S. TIPS Index (the "Performance Index"). Over the period, Treasury Inflation Protected Securities advanced along with the broad U.S. Treasury market. Inflation expectations (measured by 5- and 10-year breakeven rates) ended the 12 months modestly higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors: | cash and cash equivalents; securitized credit; investment-grade credit
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors:  | inflation-linked government (TIPS); nominal government
In aggregate:  | duration and yield curve positioning

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA American Century Inflation Managed Portfolio (Class 1)	5.78%	1.99%	1.85%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
Bloomberg U.S. TIPS Index	6.17%	2.36%	2.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 28, 2025
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 530,000,000
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$530M
Total number of portfolio holdings	161
Total net advisory fee paid	$2.9M
Portfolio turnover rate during the reporting period	48%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	76.0%
Short-Term Investments	7.7%
Collateralized Mortgage Obligations	7.4%
Other Asset Backed Securities	2.6%
Banks	2.6%
Diversified Financial Services	1.0%
Insurance	0.7%
Electric	0.6%
Machinery-Construction & Mining	0.5%
Healthcare-Services	0.3%
Auto Manufacturers	0.3%
Software	0.3%
Municipal Securities	0.3%
Savings & Loans	0.3%
REITS	0.3%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio changed its name to the SA American Century Inflation Managed Portfolio. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Name [Text Block]	Effective April 28, 2025, the Portfolio changed its name to the SA American Century Inflation Managed Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021837 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Moderate Growth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Moderate Growth Portfolio (Class 1)*	$107	1.04%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 107	[21]
Expense Ratio, Percent	1.04%	[21]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 6.66% for the year ended March 31, 2025, compared to 7.82% for the Russell 1000® Index (a broad-based securities market index) and 4.62% for the Blended Index (the "Performance Index") comprised of 37.9% Russell 1000® Index; 42.3% Bloomberg U.S. Aggregate Bond Index; 18% Russell 2000® Index; 1.8% FTSE Treasury Bill 3-Month Index. Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value stocks across the market-cap spectrum, based on Russell index performance.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; ROBLOX Corp., Class A; DoorDash, Inc., Class A
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: systems hardware; pharmaceutical; REITs. Security selection in the following sectors: systems hardware; capital markets; software & services. Position weightings: Rigetti Computing, Inc.; AvePoint, Inc.; Lantheus Holdings, Inc.
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: insurance; software & services; telecommunications; utilities. Security selection in the following sectors: pharmaceutical; industrial cyclical; basic materials. Position weightings: Viking Therapeutics, Inc.; Atkore, Inc.; TransMedics Group, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Moderate Growth Portfolio (Class 1)	6.66%	7.56%	5.84%
Russell 1000® Index	7.82%	18.47%	12.18%
37.90% Russell 1000® Index; 42.30% Bloomberg U.S. Aggregate Bond Index; 18% Russell 2000® Index; 1.8% FTSE Treasury Bill 3 Month Index	4.62%	9.34%	6.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 55,000,000
Holdings Count | Holding	1,091
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$55M
Total number of portfolio holdings	1,091
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	64%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	23.6%
Software	11.6%
Internet	11.3%
Repurchase Agreements	6.7%
Biotechnology	3.7%
Banks	3.5%
Collateralized Mortgage Obligations	3.2%
Commercial Services	3.2%
Auto Manufacturers	2.6%
Computers	2.6%
REITS	2.6%
Diversified Financial Services	2.5%
Healthcare-Products	2.1%
Retail	1.9%
Electric	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA Allocation Moderately Aggressive Portfolio, a series of the Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021838 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Moderate Growth
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Moderate Growth Portfolio (Class 2)*	$123	1.19%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 123	[22]
Expense Ratio, Percent	1.19%	[22]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 6.44% for the year ended March 31, 2025, compared to 7.82% for the Russell 1000® Index (a broad-based securities market index) and 4.62% for the Blended Index (the "Performance Index") comprised of 37.9% Russell 1000® Index; 42.3% Bloomberg U.S. Aggregate Bond Index; 18% Russell 2000® Index; 1.8% FTSE Treasury Bill 3-Month Index. Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value stocks across the market-cap spectrum, based on Russell index performance.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; ROBLOX Corp., Class A; DoorDash, Inc., Class A
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: systems hardware; pharmaceutical; REITs. Security selection in the following sectors: systems hardware; capital markets; software & services. Position weightings: Rigetti Computing, Inc.; AvePoint, Inc.; Lantheus Holdings, Inc.
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: insurance; software & services; telecommunications; utilities. Security selection in the following sectors: pharmaceutical; industrial cyclical; basic materials. Position weightings: Viking Therapeutics, Inc.; Atkore, Inc.; TransMedics Group, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Moderate Growth Portfolio (Class 2)	6.44%	7.39%	5.67%
Russell 1000® Index	7.82%	18.47%	12.18%
37.90% Russell 1000® Index; 42.30% Bloomberg U.S. Aggregate Bond Index; 18% Russell 2000® Index; 1.8% FTSE Treasury Bill 3 Month Index	4.62%	9.34%	6.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 55,000,000
Holdings Count | Holding	1,091
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$55M
Total number of portfolio holdings	1,091
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	64%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	23.6%
Software	11.6%
Internet	11.3%
Repurchase Agreements	6.7%
Biotechnology	3.7%
Banks	3.5%
Collateralized Mortgage Obligations	3.2%
Commercial Services	3.2%
Auto Manufacturers	2.6%
Computers	2.6%
REITS	2.6%
Diversified Financial Services	2.5%
Healthcare-Products	2.1%
Retail	1.9%
Electric	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA Allocation Moderately Aggressive Portfolio, a series of the Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021839 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Moderate Growth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Moderate Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Moderate Growth Portfolio (Class 3)*	$133	1.29%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 133	[23]
Expense Ratio, Percent	1.29%	[23]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 6.37% for the year ended March 31, 2025, compared to 7.82% for the Russell 1000® Index (a broad-based securities market index) and 4.62% for the Blended Index (the "Performance Index") comprised of 37.9% Russell 1000® Index; 42.3% Bloomberg U.S. Aggregate Bond Index; 18% Russell 2000® Index; 1.8% FTSE Treasury Bill 3-Month Index. Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value stocks across the market-cap spectrum, based on Russell index performance.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; ROBLOX Corp., Class A; DoorDash, Inc., Class A
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: systems hardware; pharmaceutical; REITs. Security selection in the following sectors: systems hardware; capital markets; software & services. Position weightings: Rigetti Computing, Inc.; AvePoint, Inc.; Lantheus Holdings, Inc.
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: insurance; software & services; telecommunications; utilities. Security selection in the following sectors: pharmaceutical; industrial cyclical; basic materials. Position weightings: Viking Therapeutics, Inc.; Atkore, Inc.; TransMedics Group, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Moderate Growth Portfolio (Class 3)	6.37%	7.29%	5.58%
Russell 1000® Index	7.82%	18.47%	12.18%
37.90% Russell 1000® Index; 42.30% Bloomberg U.S. Aggregate Bond Index; 18% Russell 2000® Index; 1.8% FTSE Treasury Bill 3 Month Index	4.62%	9.34%	6.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 55,000,000
Holdings Count | Holding	1,091
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$55M
Total number of portfolio holdings	1,091
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	64%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	23.6%
Software	11.6%
Internet	11.3%
Repurchase Agreements	6.7%
Biotechnology	3.7%
Banks	3.5%
Collateralized Mortgage Obligations	3.2%
Commercial Services	3.2%
Auto Manufacturers	2.6%
Computers	2.6%
REITS	2.6%
Diversified Financial Services	2.5%
Healthcare-Products	2.1%
Retail	1.9%
Electric	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA Allocation Moderately Aggressive Portfolio, a series of the Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021841 [Member]
Shareholder Report [Line Items]
Fund Name	SA Columbia Focused Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Columbia Focused Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Columbia Focused Value Portfolio (Class 3)*	$101	0.98%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 101	[24]
Expense Ratio, Percent	0.98%	[24]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 6.18% for the year ended March 31, 2025, compared to 8.25% for the S&P 500® Index (a broad-based securities market index) and 7.18% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value-oriented stocks within large-cap and mid-cap. However, within the small-cap space value stocks outperformed growth stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors: | utilities; health care; consumer discretionary
Security selection in the following sectors:  | energy; consumer staples; materials
Position weightings:  | Philip Morris International, Inc.; Williams Cos., Inc.; Corning, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors:  | financials; information technology; consumer staples
Security selection in the following sectors:  | utilities; health care; consumer discretionary
Position weightings:  | AES Corp.; Applied Materials, Inc.; Teradata Corp.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Columbia Focused Value Portfolio (Class 3)	6.18%	17.30%	9.33%
S&P 500® Index	8.25%	18.59%	12.50%
Russell 1000® Value Index	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 260,000,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 2,000,000.0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$260M
Total number of portfolio holdings	37
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	13.6%
Telecommunications	8.1%
Healthcare-Services	7.7%
Electric	7.5%
Pharmaceuticals	6.8%
Aerospace/Defense	6.5%
Semiconductors	5.7%
Mining	5.4%
Oil & Gas	5.1%
REITS	3.4%
Agriculture	3.3%
Retail	3.3%
Oil & Gas Services	3.1%
Insurance	3.1%
Computers	2.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021840 [Member]
Shareholder Report [Line Items]
Fund Name	SA Columbia Focused Value
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Columbia Focused Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Columbia Focused Value Portfolio (Class 2)*	$91	0.88%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 91	[25]
Expense Ratio, Percent	0.88%	[25]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 6.29% for the year ended March 31, 2025, compared to 8.25% for the S&P 500® Index (a broad-based securities market index) and 7.18% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value-oriented stocks within large-cap and mid-cap. However, within the small-cap space value stocks outperformed growth stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors: | utilities; health care; consumer discretionary
Security selection in the following sectors:  | energy; consumer staples; materials
Position weightings:  | Philip Morris International, Inc.; Williams Cos., Inc.; Corning, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors:  | financials; information technology; consumer staples
Security selection in the following sectors:  | utilities; health care; consumer discretionary
Position weightings:  | AES Corp.; Applied Materials, Inc.; Teradata Corp.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Columbia Focused Value Portfolio (Class 2)	6.29%	17.43%	9.44%
S&P 500® Index	8.25%	18.59%	12.50%
Russell 1000® Value Index	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 260,000,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 2,000,000.0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$260M
Total number of portfolio holdings	37
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	13.6%
Telecommunications	8.1%
Healthcare-Services	7.7%
Electric	7.5%
Pharmaceuticals	6.8%
Aerospace/Defense	6.5%
Semiconductors	5.7%
Mining	5.4%
Oil & Gas	5.1%
REITS	3.4%
Agriculture	3.3%
Retail	3.3%
Oil & Gas Services	3.1%
Insurance	3.1%
Computers	2.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000109743 [Member]
Shareholder Report [Line Items]
Fund Name	SA Columbia Focused Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Columbia Focused Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Columbia Focused Value Portfolio (Class 1)*	$75	0.73%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 75	[26]
Expense Ratio, Percent	0.73%	[26]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 6.42% for the year ended March 31, 2025, compared to 8.25% for the S&P 500® Index (a broad-based securities market index) and 7.18% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value-oriented stocks within large-cap and mid-cap. However, within the small-cap space value stocks outperformed growth stocks.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors: | utilities; health care; consumer discretionary
Security selection in the following sectors:  | energy; consumer staples; materials
Position weightings:  | Philip Morris International, Inc.; Williams Cos., Inc.; Corning, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors:  | financials; information technology; consumer staples
Security selection in the following sectors:  | utilities; health care; consumer discretionary
Position weightings:  | AES Corp.; Applied Materials, Inc.; Teradata Corp.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Columbia Focused Value Portfolio (Class 1)	6.42%	17.60%	9.61%
S&P 500® Index	8.25%	18.59%	12.50%
Russell 1000® Value Index	7.18%	16.15%	8.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 260,000,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 2,000,000.0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$260M
Total number of portfolio holdings	37
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	27%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	13.6%
Telecommunications	8.1%
Healthcare-Services	7.7%
Electric	7.5%
Pharmaceuticals	6.8%
Aerospace/Defense	6.5%
Semiconductors	5.7%
Mining	5.4%
Oil & Gas	5.1%
REITS	3.4%
Agriculture	3.3%
Retail	3.3%
Oil & Gas Services	3.1%
Insurance	3.1%
Computers	2.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000171551 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Aggressive(formerly SA Allocation Growth)
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Aggressive Portfolio (Class 1)*	$12	0.12%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 12	[27]
Expense Ratio, Percent	0.12%	[27]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 5.18% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and 6.39% for the Blended Index (the "Performance Index") comprised of 57% Russell 3000® Index; 20% Bloomberg U.S. Aggregate Bond Index; 23% MSCI EAFE Index (net). Over the period, U.S. equities outperformed international developed equities. The bond market saw positive returns as the Federal Reserve started to lower the Federal Funds Rate in the latter part of 2024.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: large cap growth equities; international value equities. Allocations in the following funds: SA Franklin BW U.S. Large Cap Value
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds. Allocations in the following funds: SA JPMorgan MFS Core Bond Portfolio
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: large cap value equities. Allocations in the following funds: SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following funds: SA Federated Hermes Corporate Bond Portfolio
Asset Allocation  | tactical

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA Allocation Aggressive Portfolio (Class 1)	5.18%	12.19%	8.65%
Russell 3000® Index	7.22%	18.18%	13.15%
57% Russell 3000® Index; 23% MSCI EAFE Index (net); 20% Bloomberg U.S. Aggregate Bond Index	6.39%	13.00%	9.43%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 28, 2025
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 458,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$458M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	15%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio changed its name to the SA Allocation Aggressive Portfolio. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Name [Text Block]	Effective April 28, 2025, the Portfolio changed its name to the SA Allocation Aggressive Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021842 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Aggressive(formerly SA Allocation Growth)
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Aggressive Portfolio (Class 3)*	$38	0.37%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 38	[28]
Expense Ratio, Percent	0.37%	[28]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 4.85% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and 6.39% for the Blended Index (the "Performance Index") comprised of 57% Russell 3000® Index; 20% Bloomberg U.S. Aggregate Bond Index; 23% MSCI EAFE Index (net). Over the period, U.S. equities outperformed international developed equities. The bond market saw positive returns as the Federal Reserve started to lower the Federal Funds Rate in the latter part of 2024.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: large cap growth equities; international value equities. Allocations in the following funds: SA Franklin BW U.S. Large Cap Value
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds. Allocations in the following funds: SA JPMorgan MFS Core Bond Portfolio
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: large cap value equities. Allocations in the following funds: SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following funds: SA Federated Hermes Corporate Bond Portfolio
Asset Allocation  | tactical

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Allocation Aggressive Portfolio (Class 3)	4.85%	11.92%	7.11%
Russell 3000® Index	7.22%	18.18%	11.80%
57% Russell 3000® Index; 23% MSCI EAFE Index (net); 20% Bloomberg U.S. Aggregate Bond Index	6.39%	13.00%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 28, 2025
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 458,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$458M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	15%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio changed its name to the SA Allocation Aggressive Portfolio. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Name [Text Block]	Effective April 28, 2025, the Portfolio changed its name to the SA Allocation Aggressive Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021843 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Moderately Aggressive(formerly SA Allocation Moderate Growth)
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderately Aggressive Portfolio (Class 3)*	$38	0.37%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 38	[29]
Expense Ratio, Percent	0.37%	[29]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 5.00% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and 6.16% for the Blended Index (the "Performance Index") comprised of 47% Russell 3000® Index; 35% Bloomberg U.S. Aggregate Bond Index; 18% MSCI EAFE Index (net). Over the period, U.S. equities outperformed international developed equities. The bond market saw positive returns as the Federal Reserve started to lower the Federal Funds Rate in the latter part of 2024.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: large cap growth equities; international value equities. Allocations in the following funds: SA Franklin BW U.S. Large Cap Value
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; inflation protected bonds; corporate bonds. Allocations in the following funds: SA JPMorgan MFS Core Bond Portfolio
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: large cap value equities. Allocations in the following funds: SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following funds: SA Federated Hermes Corporate Bond Portfolio
Asset Allocation  | tactical

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Allocation Moderately Aggressive Portfolio (Class 3)	5.00%	9.73%	6.16%
Russell 3000® Index	7.22%	18.18%	11.80%
47% Russell 3000® Index; 18% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index	6.16%	10.50%	7.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 28, 2025
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 465,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$465M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	12%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio changed its name to the SA Allocation Moderately Aggressive Portfolio. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Name [Text Block]	Effective April 28, 2025, the Portfolio changed its name to the SA Allocation Moderately Aggressive Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000171552 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Moderately Aggressive(formerly SA Allocation Moderate Growth)
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderately Aggressive Portfolio (Class 1)*	$12	0.12%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 12	[30]
Expense Ratio, Percent	0.12%	[30]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 5.22% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and 6.16% for the Blended Index (the "Performance Index") comprised of 47% Russell 3000® Index; 35% Bloomberg U.S. Aggregate Bond Index; 18% MSCI EAFE Index (net). Over the period, U.S. equities outperformed international developed equities. The bond market saw positive returns as the Federal Reserve started to lower the Federal Funds Rate in the latter part of 2024.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: large cap growth equities; international value equities. Allocations in the following funds: SA Franklin BW U.S. Large Cap Value
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; inflation protected bonds; corporate bonds. Allocations in the following funds: SA JPMorgan MFS Core Bond Portfolio
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: large cap value equities. Allocations in the following funds: SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following funds: SA Federated Hermes Corporate Bond Portfolio
Asset Allocation  | tactical

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA Allocation Moderately Aggressive Portfolio (Class 1)	5.22%	10.02%	7.42%
Russell 3000® Index	7.22%	18.18%	13.15%
47% Russell 3000® Index; 18% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index	6.16%	10.50%	7.98%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 28, 2025
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 465,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 400,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$465M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	12%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio changed its name to the SA Allocation Moderately Aggressive Portfolio. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Name [Text Block]	Effective April 28, 2025, the Portfolio changed its name to the SA Allocation Moderately Aggressive Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000171553 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Moderate
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderate Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderate Portfolio (Class 1)*	$13	0.13%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 13	[31]
Expense Ratio, Percent	0.13%	[31]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 5.06% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 6.01% for the Blended Index (the "Performance Index") comprised of 41% Russell 3000® Index; 45% Bloomberg U.S. Aggregate Bond Index; 14% MSCI EAFE Index (net). Over the period, U.S. equities outperformed international developed equities. The bond market saw positive returns as the Federal Reserve started to lower the Federal Funds Rate in the latter part of 2024.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: large cap growth equities; international value equities. Allocations in the following funds: SA Franklin BW U.S. Large Cap Value
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; inflation protected bonds; corporate bonds. Allocations in the following funds: SA JPMorgan MFS Core Bond Portfolio
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: large cap value equities. Allocations in the following funds: SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following funds: SA Federated Hermes Corporate Bond Portfolio
Asset Allocation  | tactical

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA Allocation Moderate Portfolio (Class 1)	5.06%	8.50%	6.56%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.18%
41% Russell 3000® Index; 14% MSCI EAFE Index (net); 45% Bloomberg U.S. Aggregate Bond Index	6.01%	8.88%	7.05%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 261,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$261M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	15%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021844 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Moderate
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderate Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderate Portfolio (Class 3)*	$39	0.38%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 39	[32]
Expense Ratio, Percent	0.38%	[32]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 4.82% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 6.01% for the Blended Index (the "Performance Index") comprised of 41% Russell 3000® Index; 45% Bloomberg U.S. Aggregate Bond Index; 14% MSCI EAFE Index (net). Over the period, U.S. equities outperformed international developed equities. The bond market saw positive returns as the Federal Reserve started to lower the Federal Funds Rate in the latter part of 2024.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: large cap growth equities; international value equities. Allocations in the following funds: SA Franklin BW U.S. Large Cap Value
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; inflation protected bonds; corporate bonds. Allocations in the following funds: SA JPMorgan MFS Core Bond Portfolio
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: large cap value equities. Allocations in the following funds: SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following funds: SA Federated Hermes Corporate Bond Portfolio
Asset Allocation  | tactical

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Allocation Moderate Portfolio (Class 3)	4.82%	8.24%	5.49%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
41% Russell 3000® Index; 14% MSCI EAFE Index (net); 45% Bloomberg U.S. Aggregate Bond Index	6.01%	8.88%	6.45%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 261,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$261M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	15%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021845 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Balanced
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Balanced Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Balanced Portfolio (Class 3)*	$40	0.39%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 40	[33]
Expense Ratio, Percent	0.39%	[33]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 4.77% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 5.72% for the Blended Index (the "Performance Index") comprised of 30% Russell 3000® Index; 60% Bloomberg U.S. Aggregate Bond Index; 10% MSCI EAFE Index (net). Over the period, U.S. equities outperformed international developed equities. The bond market saw positive returns as the Federal Reserve started to lower the Federal Funds Rate in the latter part of 2024.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: large cap growth equities; international value equities. Allocations in the following funds: SA Franklin BW U.S. Large Cap Value
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; inflation protected bonds; corporate bonds. Allocations in the following funds: SA JPMorgan MFS Core Bond Portfolio
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: large cap value equities. Allocations in the following funds: SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following funds: SA Federated Hermes Corporate Bond Portfolio

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Allocation Balanced Portfolio (Class 3)	4.77%	6.01%	4.41%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
30% Russell 3000® Index; 10% MSCI EAFE Index (net); 60% Bloomberg U.S. Aggregate Bond Index	5.72%	6.34%	5.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 229,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$229M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	13%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000171554 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Balanced
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Balanced Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Balanced Portfolio (Class 1)*	$14	0.14%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 14	[34]
Expense Ratio, Percent	0.14%	[34]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 5.03% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 5.72% for the Blended Index (the "Performance Index") comprised of 30% Russell 3000® Index; 60% Bloomberg U.S. Aggregate Bond Index; 10% MSCI EAFE Index (net). Over the period, U.S. equities outperformed international developed equities. The bond market saw positive returns as the Federal Reserve started to lower the Federal Funds Rate in the latter part of 2024.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: large cap growth equities; international value equities. Allocations in the following funds: SA Franklin BW U.S. Large Cap Value
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; inflation protected bonds; corporate bonds. Allocations in the following funds: SA JPMorgan MFS Core Bond Portfolio
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: large cap value equities. Allocations in the following funds: SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following funds: SA Federated Hermes Corporate Bond Portfolio

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA Allocation Balanced Portfolio (Class 1)	5.03%	6.26%	5.16%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.18%
30% Russell 3000® Index; 10% MSCI EAFE Index (net); 60% Bloomberg U.S. Aggregate Bond Index	5.72%	6.34%	5.49%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 229,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$229M
Total number of portfolio holdings	45
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	13%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021846 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Income/Equity
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Income/Equity Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Income/Equity Portfolio (Class 1)*	$118	1.13%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 118	[35]
Expense Ratio, Percent	1.13%	[35]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 8.29% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Index (a broad-based securities market index) and 5.99% for the Blended Index (the "Performance Index") comprised of 33.4% Russell 1000® Index; 63.8% Bloomberg U.S. Aggregate Bond Index; 2.8% FTSE Treasury Bill 3-Month Index. Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; ROBLOX Corp., Class A; DoorDash, Inc., Class A
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Income/Equity Portfolio (Class 1)	8.29%	3.89%	4.19%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
33.40% Russell 1000® Index; 63.80% Bloomberg U.S. Aggregate Bond Index; 2.80% FTSE Treasury Bill 3 Month Index	5.99%	5.90%	5.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 36,000,000
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$36M
Total number of portfolio holdings	540
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	57%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	36.1%
Repurchase Agreements	9.9%
Internet	9.0%
Software	8.7%
Collateralized Mortgage Obligations	5.0%
Banks	2.7%
Electric	2.4%
Auto Manufacturers	2.1%
Biotechnology	2.0%
Computers	1.9%
Commercial Services	1.8%
Diversified Financial Services	1.6%
Oil & Gas	1.3%
Apparel	1.3%
Healthcare-Products	1.3%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA Allocation Moderate Portfolio, a series of the Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021847 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Income/Equity
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Income/Equity Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Income/Equity Portfolio (Class 2)*	$133	1.28%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 133	[36]
Expense Ratio, Percent	1.28%	[36]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 8.15% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Index (a broad-based securities market index) and 5.99% for the Blended Index (the "Performance Index") comprised of 33.4% Russell 1000® Index; 63.8% Bloomberg U.S. Aggregate Bond Index; 2.8% FTSE Treasury Bill 3-Month Index. Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; ROBLOX Corp., Class A; DoorDash, Inc., Class A
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Income/Equity Portfolio (Class 2)	8.15%	3.74%	4.03%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
33.40% Russell 1000® Index; 63.80% Bloomberg U.S. Aggregate Bond Index; 2.80% FTSE Treasury Bill 3 Month Index	5.99%	5.90%	5.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 36,000,000
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$36M
Total number of portfolio holdings	540
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	57%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	36.1%
Repurchase Agreements	9.9%
Internet	9.0%
Software	8.7%
Collateralized Mortgage Obligations	5.0%
Banks	2.7%
Electric	2.4%
Auto Manufacturers	2.1%
Biotechnology	2.0%
Computers	1.9%
Commercial Services	1.8%
Diversified Financial Services	1.6%
Oil & Gas	1.3%
Apparel	1.3%
Healthcare-Products	1.3%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA Allocation Moderate Portfolio, a series of the Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021848 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Income/Equity
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Income/Equity Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Income/Equity Portfolio (Class 3)*	$144	1.38%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 144	[37]
Expense Ratio, Percent	1.38%	[37]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 8.05% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Index (a broad-based securities market index) and 5.99% for the Blended Index (the "Performance Index") comprised of 33.4% Russell 1000® Index; 63.8% Bloomberg U.S. Aggregate Bond Index; 2.8% FTSE Treasury Bill 3-Month Index. Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; ROBLOX Corp., Class A; DoorDash, Inc., Class A
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Income/Equity Portfolio (Class 3)	8.05%	3.63%	3.92%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
33.40% Russell 1000® Index; 63.80% Bloomberg U.S. Aggregate Bond Index; 2.80% FTSE Treasury Bill 3 Month Index	5.99%	5.90%	5.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 36,000,000
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$36M
Total number of portfolio holdings	540
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	57%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	36.1%
Repurchase Agreements	9.9%
Internet	9.0%
Software	8.7%
Collateralized Mortgage Obligations	5.0%
Banks	2.7%
Electric	2.4%
Auto Manufacturers	2.1%
Biotechnology	2.0%
Computers	1.9%
Commercial Services	1.8%
Diversified Financial Services	1.6%
Oil & Gas	1.3%
Apparel	1.3%
Healthcare-Products	1.3%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA Allocation Moderate Portfolio, a series of the Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021851 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Income
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Income Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Income Portfolio (Class 3)*	$143	1.39%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 143	[38]
Expense Ratio, Percent	1.39%	[38]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 6.28% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Index (a broad-based securities market index) and 5.47% for the Blended Index (the "Performance Index") comprised of 17.35% Russell 1000® Index; 80.95% Bloomberg U.S. Aggregate Bond Index; 1.70% FTSE Treasury Bill 3-Month Index. Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; ROBLOX Corp., Class A; DoorDash, Inc., Class A
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Income Portfolio (Class 3)	6.28%	1.92%	2.69%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
17.35% Russell 1000® Index; 80.95% Bloomberg U.S. Aggregate Bond Index; 1.70% FTSE Treasury Bill 3 Month Index	5.47%	2.87%	3.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 26,000,000
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$26M
Total number of portfolio holdings	540
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	47%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	47.5%
Repurchase Agreements	10.7%
Collateralized Mortgage Obligations	5.9%
Software	5.0%
Internet	4.8%
Banks	3.3%
Electric	3.1%
Other Asset Backed Securities	2.6%
Oil & Gas	1.6%
Commercial Services	1.3%
Computers	1.1%
Biotechnology	1.1%
Diversified Financial Services	1.1%
Auto Manufacturers	1.0%
Media	1.0%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA Allocation Balanced Portfolio, a series of the Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021850 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Income
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Income Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Income Portfolio (Class 2)*	$133	1.29%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 133	[39]
Expense Ratio, Percent	1.29%	[39]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 6.38% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Index (a broad-based securities market index) and 5.47% for the Blended Index (the "Performance Index") comprised of 17.35% Russell 1000® Index; 80.95% Bloomberg U.S. Aggregate Bond Index; 1.70% FTSE Treasury Bill 3-Month Index. Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; ROBLOX Corp., Class A; DoorDash, Inc., Class A
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Income Portfolio (Class 2)	6.38%	2.03%	2.79%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
17.35% Russell 1000® Index; 80.95% Bloomberg U.S. Aggregate Bond Index; 1.70% FTSE Treasury Bill 3 Month Index	5.47%	2.87%	3.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 26,000,000
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$26M
Total number of portfolio holdings	540
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	47%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	47.5%
Repurchase Agreements	10.7%
Collateralized Mortgage Obligations	5.9%
Software	5.0%
Internet	4.8%
Banks	3.3%
Electric	3.1%
Other Asset Backed Securities	2.6%
Oil & Gas	1.6%
Commercial Services	1.3%
Computers	1.1%
Biotechnology	1.1%
Diversified Financial Services	1.1%
Auto Manufacturers	1.0%
Media	1.0%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA Allocation Balanced Portfolio, a series of the Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021849 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Income
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Income Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Income Portfolio (Class 1)*	$118	1.14%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 118	[40]
Expense Ratio, Percent	1.14%	[40]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 6.54% for the year ended March 31, 2025, compared to 4.88% for the Bloomberg U.S. Aggregate Index (a broad-based securities market index) and 5.47% for the Blended Index (the "Performance Index") comprised of 17.35% Russell 1000® Index; 80.95% Bloomberg U.S. Aggregate Bond Index; 1.70% FTSE Treasury Bill 3-Month Index. Over the period, most U.S. fixed income sectors outperformed U.S. Treasuries, according to the Bloomberg family of indices, however this trend has shifted over the year-to-date period, with most U.S. fixed income sectors underperforming U.S. Treasuries. Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: investment grade credit (utilities); non-agency residential mortgage-backed securities; high yield (industrials, financials). Security selection in the following sectors: investment grade credit (industrials, financials)
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; ROBLOX Corp., Class A; DoorDash, Inc., Class A
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. Government (using interest rate swaps). In aggregate: duration and yield curve positioning
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Income Portfolio (Class 1)	6.54%	2.18%	2.94%
Bloomberg U.S. Aggregate Bond Index	4.88%	(0.40)%	1.46%
17.35% Russell 1000® Index; 80.95% Bloomberg U.S. Aggregate Bond Index; 1.70% FTSE Treasury Bill 3 Month Index	5.47%	2.87%	3.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 26,000,000
Holdings Count | Holding	540
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$26M
Total number of portfolio holdings	540
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	47%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	47.5%
Repurchase Agreements	10.7%
Collateralized Mortgage Obligations	5.9%
Software	5.0%
Internet	4.8%
Banks	3.3%
Electric	3.1%
Other Asset Backed Securities	2.6%
Oil & Gas	1.6%
Commercial Services	1.3%
Computers	1.1%
Biotechnology	1.1%
Diversified Financial Services	1.1%
Auto Manufacturers	1.0%
Media	1.0%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA Allocation Balanced Portfolio, a series of the Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021852 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Allocation Moderately Aggressive(formerly SA Putnam Asset Allocation Diversified Growth)
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Allocation Moderately Aggressive Portfolio (Class 1)*	$94	0.91%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 94	[41]
Expense Ratio, Percent	0.91%	[41]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 7.33% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and 6.76% for the Blended Index (the "Performance Index") comprised of 60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net). Over the 12-month period, U.S. equities outperformed international developed equities. The Treasury market delivered modest positive returns, as measured by the Bloomberg U.S. Treasury Index.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large-cap equities; international equities; emerging market equities
For the fixed income segment of the fund  | Allocations in the following asset classes: core fixed income
TOP PERFORMANCE DETRACTORS
Asset Allocation  | tactical (using equity put options)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Allocation Moderately Aggressive Portfolio (Class 1)	7.33%	14.16%	8.01%
Russell 3000® Index	7.22%	18.18%	11.80%
60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net)	6.76%	13.45%	8.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 199,000,000
Holdings Count | Holding	1,777
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$199M
Total number of portfolio holdings	1,777
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	69%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	10.0%
Banks	7.3%
U.S. Government & Agency Obligations	7.2%
Software	6.7%
Semiconductors	6.1%
Computers	4.6%
Pharmaceuticals	4.6%
Insurance	3.6%
Retail	3.5%
Short-Term Investments	3.3%
Diversified Financial Services	2.8%
Electric	2.7%
REITS	2.1%
Telecommunications	2.1%
Commercial Services	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective November 1, 2024, the contractual advisory fee waiver was amended to lower the advisory fee rate payable by the Portfolio to SunAmerica to 0.670% of the Portfolio’s average daily net assets on the first $250 million, 0.620% of the Portfolio’s average daily net assets on the next $750 million and 0.550% of the Portfolio’s average daily net assets over $1 billion. Effective April 28, 2025 (the “Effective Date”), the Portfolio changed its name to the SA Franklin Allocation Moderately Aggressive Portfolio. Additionally, on the Effective Date, Franklin Advisers, Inc. was appointed as subadviser replacing the existing subadviser, Putnam Investment Management, LLC (“Putnam”). For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Name [Text Block]	Effective April 28, 2025 (the “Effective Date”), the Portfolio changed its name to the SA Franklin Allocation Moderately Aggressive Portfolio.
Material Fund Change Expenses [Text Block]	Effective November 1, 2024, the contractual advisory fee waiver was amended to lower the advisory fee rate payable by the Portfolio to SunAmerica to 0.670% of the Portfolio’s average daily net assets on the first $250 million, 0.620% of the Portfolio’s average daily net assets on the next $750 million and 0.550% of the Portfolio’s average daily net assets over $1 billion.
Material Fund Change Adviser [Text Block]	Additionally, on the Effective Date, Franklin Advisers, Inc. was appointed as subadviser replacing the existing subadviser, Putnam Investment Management, LLC (“Putnam”).
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021853 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Allocation Moderately Aggressive(formerly SA Putnam Asset Allocation Diversified Growth)
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Allocation Moderately Aggressive Portfolio (Class 2)*	$110	1.06%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 110	[42]
Expense Ratio, Percent	1.06%	[42]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 7.24% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and 6.76% for the Blended Index (the "Performance Index") comprised of 60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net). Over the 12-month period, U.S. equities outperformed international developed equities. The Treasury market delivered modest positive returns, as measured by the Bloomberg U.S. Treasury Index.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large-cap equities; international equities; emerging market equities
For the fixed income segment of the fund  | Allocations in the following asset classes: core fixed income
TOP PERFORMANCE DETRACTORS
Asset Allocation  | tactical (using equity put options)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Allocation Moderately Aggressive Portfolio (Class 2)	7.24%	14.01%	7.85%
Russell 3000® Index	7.22%	18.18%	11.80%
60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net)	6.76%	13.45%	8.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 199,000,000
Holdings Count | Holding	1,777
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$199M
Total number of portfolio holdings	1,777
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	69%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	10.0%
Banks	7.3%
U.S. Government & Agency Obligations	7.2%
Software	6.7%
Semiconductors	6.1%
Computers	4.6%
Pharmaceuticals	4.6%
Insurance	3.6%
Retail	3.5%
Short-Term Investments	3.3%
Diversified Financial Services	2.8%
Electric	2.7%
REITS	2.1%
Telecommunications	2.1%
Commercial Services	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective November 1, 2024, the contractual advisory fee waiver was amended to lower the advisory fee rate payable by the Portfolio to SunAmerica to 0.670% of the Portfolio’s average daily net assets on the first $250 million, 0.620% of the Portfolio’s average daily net assets on the next $750 million and 0.550% of the Portfolio’s average daily net assets over $1 billion. Effective April 28, 2025 (the “Effective Date”), the Portfolio changed its name to the SA Franklin Allocation Moderately Aggressive Portfolio. Additionally, on the Effective Date, Franklin Advisers, Inc. was appointed as subadviser replacing the existing subadviser, Putnam Investment Management, LLC (“Putnam”). For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Name [Text Block]	Effective April 28, 2025 (the “Effective Date”), the Portfolio changed its name to the SA Franklin Allocation Moderately Aggressive Portfolio.
Material Fund Change Expenses [Text Block]	Effective November 1, 2024, the contractual advisory fee waiver was amended to lower the advisory fee rate payable by the Portfolio to SunAmerica to 0.670% of the Portfolio’s average daily net assets on the first $250 million, 0.620% of the Portfolio’s average daily net assets on the next $750 million and 0.550% of the Portfolio’s average daily net assets over $1 billion.
Material Fund Change Adviser [Text Block]	Additionally, on the Effective Date, Franklin Advisers, Inc. was appointed as subadviser replacing the existing subadviser, Putnam Investment Management, LLC (“Putnam”).
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021854 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Allocation Moderately Aggressive(formerly SA Putnam Asset Allocation Diversified Growth)
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Allocation Moderately Aggressive Portfolio (Class 3)*	$120	1.16%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 120	[43]
Expense Ratio, Percent	1.16%	[43]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 7.15% for the year ended March 31, 2025, compared to 7.22% for the Russell 3000® Index (a broad-based securities market index) and 6.76% for the Blended Index (the "Performance Index") comprised of 60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net). Over the 12-month period, U.S. equities outperformed international developed equities. The Treasury market delivered modest positive returns, as measured by the Bloomberg U.S. Treasury Index.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large-cap equities; international equities; emerging market equities
For the fixed income segment of the fund  | Allocations in the following asset classes: core fixed income
TOP PERFORMANCE DETRACTORS
Asset Allocation  | tactical (using equity put options)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Allocation Moderately Aggressive Portfolio (Class 3)	7.15%	13.88%	7.74%
Russell 3000® Index	7.22%	18.18%	11.80%
60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net)	6.76%	13.45%	8.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 199,000,000
Holdings Count | Holding	1,777
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$199M
Total number of portfolio holdings	1,777
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	69%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	10.0%
Banks	7.3%
U.S. Government & Agency Obligations	7.2%
Software	6.7%
Semiconductors	6.1%
Computers	4.6%
Pharmaceuticals	4.6%
Insurance	3.6%
Retail	3.5%
Short-Term Investments	3.3%
Diversified Financial Services	2.8%
Electric	2.7%
REITS	2.1%
Telecommunications	2.1%
Commercial Services	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective November 1, 2024, the contractual advisory fee waiver was amended to lower the advisory fee rate payable by the Portfolio to SunAmerica to 0.670% of the Portfolio’s average daily net assets on the first $250 million, 0.620% of the Portfolio’s average daily net assets on the next $750 million and 0.550% of the Portfolio’s average daily net assets over $1 billion. Effective April 28, 2025 (the “Effective Date”), the Portfolio changed its name to the SA Franklin Allocation Moderately Aggressive Portfolio. Additionally, on the Effective Date, Franklin Advisers, Inc. was appointed as subadviser replacing the existing subadviser, Putnam Investment Management, LLC (“Putnam”). For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Name [Text Block]	Effective April 28, 2025 (the “Effective Date”), the Portfolio changed its name to the SA Franklin Allocation Moderately Aggressive Portfolio.
Material Fund Change Expenses [Text Block]	Effective November 1, 2024, the contractual advisory fee waiver was amended to lower the advisory fee rate payable by the Portfolio to SunAmerica to 0.670% of the Portfolio’s average daily net assets on the first $250 million, 0.620% of the Portfolio’s average daily net assets on the next $750 million and 0.550% of the Portfolio’s average daily net assets over $1 billion.
Material Fund Change Adviser [Text Block]	Additionally, on the Effective Date, Franklin Advisers, Inc. was appointed as subadviser replacing the existing subadviser, Putnam Investment Management, LLC (“Putnam”).
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021857 [Member]
Shareholder Report [Line Items]
Fund Name	SA T. Rowe Price Growth Stock
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Growth Stock Portfolio (Class 3)*	$119	1.17%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 119	[44]
Expense Ratio, Percent	1.17%	[44]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 3.65% for the year ended March 31, 2025, compared to 8.25% for the S&P 500® Index (a broad-based securities market index) and 7.76% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities according to the Russell® family of indices. Growth-oriented stocks outperformed value-orientated stocks in the large- and mid-cap space but not in the small-cap space.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials & business services; communication services; consumer staples
Security selection in the following sectors  | communication services; health care; financials
Position weightings  | Shopify, Inc., Class A; Spotify Technology SA; Merck & Co., Inc. (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; health care; consumer discretionary
Security selection in the following sectors  | information technology; consumer discretionary; industrials & business services
Position weightings  | Broadcom, Inc.; Tesla, Inc.; Palantir Technologies, Inc., Class A (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA T. Rowe Price Growth Stock Portfolio (Class 3)	3.65%	13.73%	11.22%
S&P 500® Index	8.25%	18.59%	12.50%
Russell 1000® Growth Index	7.76%	20.09%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 182,000,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$182M
Total number of portfolio holdings	76
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	24.7%
Software	20.7%
Semiconductors	12.4%
Computers	12.0%
Diversified Financial Services	6.4%
Healthcare-Products	4.4%
Pharmaceuticals	3.2%
Retail	2.9%
Healthcare-Services	1.9%
Auto Manufacturers	1.8%
Short-Term Investments	1.5%
Electronics	1.4%
Miscellaneous Manufacturing	1.0%
Biotechnology	0.9%
Aerospace/Defense	0.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA MFS Large Cap Growth Portfolio, a series of SunAmerica Series Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021856 [Member]
Shareholder Report [Line Items]
Fund Name	SA T. Rowe Price Growth Stock
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Growth Stock Portfolio (Class 2)*	$109	1.07%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 109	[45]
Expense Ratio, Percent	1.07%	[45]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 3.77% for the year ended March 31, 2025, compared to 8.25% for the S&P 500® Index (a broad-based securities market index) and 7.76% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities according to the Russell® family of indices. Growth-oriented stocks outperformed value-orientated stocks in the large- and mid-cap space but not in the small-cap space.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials & business services; communication services; consumer staples
Security selection in the following sectors  | communication services; health care; financials
Position weightings  | Shopify, Inc., Class A; Spotify Technology SA; Merck & Co., Inc. (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; health care; consumer discretionary
Security selection in the following sectors  | information technology; consumer discretionary; industrials & business services
Position weightings  | Broadcom, Inc.; Tesla, Inc.; Palantir Technologies, Inc., Class A (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA T. Rowe Price Growth Stock Portfolio (Class 2)	3.77%	13.85%	11.34%
S&P 500® Index	8.25%	18.59%	12.50%
Russell 1000® Growth Index	7.76%	20.09%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 182,000,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$182M
Total number of portfolio holdings	76
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	24.7%
Software	20.7%
Semiconductors	12.4%
Computers	12.0%
Diversified Financial Services	6.4%
Healthcare-Products	4.4%
Pharmaceuticals	3.2%
Retail	2.9%
Healthcare-Services	1.9%
Auto Manufacturers	1.8%
Short-Term Investments	1.5%
Electronics	1.4%
Miscellaneous Manufacturing	1.0%
Biotechnology	0.9%
Aerospace/Defense	0.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA MFS Large Cap Growth Portfolio, a series of SunAmerica Series Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021855 [Member]
Shareholder Report [Line Items]
Fund Name	SA T. Rowe Price Growth Stock
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Growth Stock Portfolio (Class 1)*	$93	0.91%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 93	[46]
Expense Ratio, Percent	0.91%	[46]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 3.88% for the year ended March 31, 2025, compared to 8.25% for the S&P 500® Index (a broad-based securities market index) and 7.76% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities according to the Russell® family of indices. Growth-oriented stocks outperformed value-orientated stocks in the large- and mid-cap space but not in the small-cap space.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | industrials & business services; communication services; consumer staples
Security selection in the following sectors  | communication services; health care; financials
Position weightings  | Shopify, Inc., Class A; Spotify Technology SA; Merck & Co., Inc. (lack of exposure)
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | financials; health care; consumer discretionary
Security selection in the following sectors  | information technology; consumer discretionary; industrials & business services
Position weightings  | Broadcom, Inc.; Tesla, Inc.; Palantir Technologies, Inc., Class A (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA T. Rowe Price Growth Stock Portfolio (Class 1)	3.88%	14.02%	11.51%
S&P 500® Index	8.25%	18.59%	12.50%
Russell 1000® Growth Index	7.76%	20.09%	15.12%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 182,000,000
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,800,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$182M
Total number of portfolio holdings	76
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	24.7%
Software	20.7%
Semiconductors	12.4%
Computers	12.0%
Diversified Financial Services	6.4%
Healthcare-Products	4.4%
Pharmaceuticals	3.2%
Retail	2.9%
Healthcare-Services	1.9%
Auto Manufacturers	1.8%
Short-Term Investments	1.5%
Electronics	1.4%
Miscellaneous Manufacturing	1.0%
Biotechnology	0.9%
Aerospace/Defense	0.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 28, 2025, the Portfolio reorganized into the SA MFS Large Cap Growth Portfolio, a series of SunAmerica Series Trust. Accordingly, the Portfolio is no longer offered. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021858 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Large Cap Growth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Growth Portfolio (Class 1)*	$84	0.79%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 84	[47]
Expense Ratio, Percent	0.79%	[47]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 12.08% for the year ended March 31, 2025, compared to 8.25% for the S&P 500® Index (a broad-based securities market index) and 10.46% for the S&P 500® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: information technology; finance; consumer non-cyclicals. On an absolute basis, position weightings: Apple Inc.; NVIDIA Corp.; Meta Platforms, Inc., Class A
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: consumer discretionary; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; Tesla, Inc.; DoorDash, Inc., Class A
Goldman Sachs Asset Management, L.P.  | Allocations in the following sectors: energy. Security selection in the following sectors: health care; information technology; communication services. Position weightings: AppLovin Corp., Class A; Cheniere Energy, Inc.; Spotify Technology SA
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: materials; industrials; energy. On an absolute basis, position weightings: Microsoft Corp.; Advanced Micro Devices, Inc.; Salesforce, Inc.
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A
Goldman Sachs Asset Management, L.P.  | Allocations in the following sectors: financials; information technology; materials. Security selection in the following sectors: consumer discretionary; consumer staples; financials. Position weightings: Visa, Inc., Class A; Lululemon Athletica, Inc.; Enphase Energy, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Large Cap Growth Portfolio (Class 1)	12.08%	16.07%	12.05%
S&P 500® Index	8.25%	18.59%	12.50%
S&P 500® Growth Index	10.46%	18.70%	13.99%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 245,000,000
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$245M
Total number of portfolio holdings	263
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	47%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	23.4%
Software	18.9%
Semiconductors	11.0%
Computers	9.1%
Diversified Financial Services	4.7%
Retail	4.1%
Auto Manufacturers	3.8%
Pharmaceuticals	3.0%
Biotechnology	2.7%
Healthcare-Products	2.6%
Commercial Services	2.2%
Insurance	1.3%
REITS	1.2%
Transportation	1.1%
Distribution/Wholesale	1.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021859 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Large Cap Growth
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Growth Portfolio (Class 2)*	$100	0.94%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 100	[48]
Expense Ratio, Percent	0.94%	[48]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 11.85% for the year ended March 31, 2025, compared to 8.25% for the S&P 500® Index (a broad-based securities market index) and 10.46% for the S&P 500® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: information technology; finance; consumer non-cyclicals. On an absolute basis, position weightings: Apple Inc.; NVIDIA Corp.; Meta Platforms, Inc., Class A
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: consumer discretionary; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; Tesla, Inc.; DoorDash, Inc., Class A
Goldman Sachs Asset Management, L.P.  | Allocations in the following sectors: energy. Security selection in the following sectors: health care; information technology; communication services. Position weightings: AppLovin Corp., Class A; Cheniere Energy, Inc.; Spotify Technology SA
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: materials; industrials; energy. On an absolute basis, position weightings: Microsoft Corp.; Advanced Micro Devices, Inc.; Salesforce, Inc.
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A
Goldman Sachs Asset Management, L.P.  | Allocations in the following sectors: financials; information technology; materials. Security selection in the following sectors: consumer discretionary; consumer staples; financials. Position weightings: Visa, Inc., Class A; Lululemon Athletica, Inc.; Enphase Energy, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Large Cap Growth Portfolio (Class 2)	11.85%	15.91%	11.87%
S&P 500® Index	8.25%	18.59%	12.50%
S&P 500® Growth Index	10.46%	18.70%	13.99%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 245,000,000
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$245M
Total number of portfolio holdings	263
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	47%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	23.4%
Software	18.9%
Semiconductors	11.0%
Computers	9.1%
Diversified Financial Services	4.7%
Retail	4.1%
Auto Manufacturers	3.8%
Pharmaceuticals	3.0%
Biotechnology	2.7%
Healthcare-Products	2.6%
Commercial Services	2.2%
Insurance	1.3%
REITS	1.2%
Transportation	1.1%
Distribution/Wholesale	1.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021860 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Large Cap Growth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Growth Portfolio (Class 3)*	$110	1.04%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 110	[49]
Expense Ratio, Percent	1.04%	[49]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 11.77% for the year ended March 31, 2025, compared to 8.25% for the S&P 500® Index (a broad-based securities market index) and 10.46% for the S&P 500® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, as measured by their respective Russell indexes. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: information technology; finance; consumer non-cyclicals. On an absolute basis, position weightings: Apple Inc.; NVIDIA Corp.; Meta Platforms, Inc., Class A
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: consumer discretionary; communication services; real estate. Security selection in the following sectors: information technology; consumer discretionary; real estate. Position weightings: MicroStrategy, Inc., Class A; Tesla, Inc.; DoorDash, Inc., Class A
Goldman Sachs Asset Management, L.P.  | Allocations in the following sectors: energy. Security selection in the following sectors: health care; information technology; communication services. Position weightings: AppLovin Corp., Class A; Cheniere Energy, Inc.; Spotify Technology SA
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: materials; industrials; energy. On an absolute basis, position weightings: Microsoft Corp.; Advanced Micro Devices, Inc.; Salesforce, Inc.
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: cash; financials; energy (lack of exposure). Security selection in the following sectors: financials; industrials; communication services. Position weightings: Apple, Inc. (lack of exposure); NVIDIA Corp. (lack of exposure); Airbnb, Inc., Class A
Goldman Sachs Asset Management, L.P.  | Allocations in the following sectors: financials; information technology; materials. Security selection in the following sectors: consumer discretionary; consumer staples; financials. Position weightings: Visa, Inc., Class A; Lululemon Athletica, Inc.; Enphase Energy, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Large Cap Growth Portfolio (Class 3)	11.77%	15.79%	11.76%
S&P 500® Index	8.25%	18.59%	12.50%
S&P 500® Growth Index	10.46%	18.70%	13.99%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 245,000,000
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 2,300,000
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$245M
Total number of portfolio holdings	263
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	47%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	23.4%
Software	18.9%
Semiconductors	11.0%
Computers	9.1%
Diversified Financial Services	4.7%
Retail	4.1%
Auto Manufacturers	3.8%
Pharmaceuticals	3.0%
Biotechnology	2.7%
Healthcare-Products	2.6%
Commercial Services	2.2%
Insurance	1.3%
REITS	1.2%
Transportation	1.1%
Distribution/Wholesale	1.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021866 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Large Cap Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Value Portfolio (Class 3)*	$113	1.10%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 113	[50]
Expense Ratio, Percent	1.10%	[50]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 4.94% for the year ended March 31, 2025, compared to 8.25% for the S&P 500® Index (a broad-based securities market index) and 4.21% for the S&P 500® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: finance; utilities; industrials. On an absolute basis, position weightings: Walmart, Inc.; JPMorgan Chase & Co.; Berkshire Hathaway, Inc., Class B
Wellington Management Company LLP  | Allocations in the following sectors: information technology; consumer discretionary; materials. Security selection in the following sectors: information technology; health care; energy. Position weightings: Apple, Inc. (lack of exposure); Targa Resources Corp.; Amazon, Inc.
American Century Investment Management, Inc.  | Allocations in the following sectors: consumer staples; consumer discretionary; utilities. Security selection in the following sectors: information technology; energy; materials. Position weightings: Bank of New York Mellon Corp.; F5, Inc.; Xcel Energy, Inc.
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: information technology; consumer cyclicals; health care. On an absolute basis, position weightings: Apple, Inc., Inc.; Microsoft Corp.; Amazon.com, Inc.
Wellington Management Company LLP  | Allocations in the following sectors: financials; consumer staples; utilities. Security selection in the following sectors: industrials, consumer staples, materials. Position weightings: Walmart, Inc. (lack of exposure); Gentex Corp.; Pernod Ricard SA
American Century Investment Management, Inc.  | Allocations in the following sectors: health care; financials; real estate. Security selection in the following sectors: consumer staples; communication services; utilities. Position weightings: Zimmer Biomet Holdings, Inc.; Dollar Tree, Inc.; Pernod Ricard SA ADR

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Large Cap Value Portfolio (Class 3)	4.94%	15.31%	8.17%
S&P 500® Index	8.25%	18.59%	12.50%
S&P 500® Value Index	4.21%	17.21%	10.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 302,000,000
Holdings Count | Holding	457
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$302M
Total number of portfolio holdings	457
Total net advisory fee paid	$3.1M
Portfolio turnover rate during the reporting period	41%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Pharmaceuticals	8.9%
Banks	8.0%
Oil & Gas	5.9%
Software	5.2%
Healthcare-Services	5.2%
Insurance	5.1%
Computers	4.8%
Electric	3.9%
Diversified Financial Services	3.8%
Healthcare-Products	3.7%
Telecommunications	3.4%
Retail	3.3%
REITS	3.1%
Cosmetics/Personal Care	3.1%
Semiconductors	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021865 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Large Cap Value
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Value Portfolio (Class 2)*	$103	1.00%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 103	[51]
Expense Ratio, Percent	1.00%	[51]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 5.14% for the year ended March 31, 2025, compared to 8.25% for the S&P 500® Index (a broad-based securities market index) and 4.21% for the S&P 500® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: finance; utilities; industrials. On an absolute basis, position weightings: Walmart, Inc.; JPMorgan Chase & Co.; Berkshire Hathaway, Inc., Class B
Wellington Management Company LLP  | Allocations in the following sectors: information technology; consumer discretionary; materials. Security selection in the following sectors: information technology; health care; energy. Position weightings: Apple, Inc. (lack of exposure); Targa Resources Corp.; Amazon, Inc.
American Century Investment Management, Inc.  | Allocations in the following sectors: consumer staples; consumer discretionary; utilities. Security selection in the following sectors: information technology; energy; materials. Position weightings: Bank of New York Mellon Corp.; F5, Inc.; Xcel Energy, Inc.
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: information technology; consumer cyclicals; health care. On an absolute basis, position weightings: Apple, Inc., Inc.; Microsoft Corp.; Amazon.com, Inc.
Wellington Management Company LLP  | Allocations in the following sectors: financials; consumer staples; utilities. Security selection in the following sectors: industrials, consumer staples, materials. Position weightings: Walmart, Inc. (lack of exposure); Gentex Corp.; Pernod Ricard SA
American Century Investment Management, Inc.  | Allocations in the following sectors: health care; financials; real estate. Security selection in the following sectors: consumer staples; communication services; utilities. Position weightings: Zimmer Biomet Holdings, Inc.; Dollar Tree, Inc.; Pernod Ricard SA ADR

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Large Cap Value Portfolio (Class 2)	5.14%	15.43%	8.28%
S&P 500® Index	8.25%	18.59%	12.50%
S&P 500® Value Index	4.21%	17.21%	10.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 302,000,000
Holdings Count | Holding	457
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$302M
Total number of portfolio holdings	457
Total net advisory fee paid	$3.1M
Portfolio turnover rate during the reporting period	41%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Pharmaceuticals	8.9%
Banks	8.0%
Oil & Gas	5.9%
Software	5.2%
Healthcare-Services	5.2%
Insurance	5.1%
Computers	4.8%
Electric	3.9%
Diversified Financial Services	3.8%
Healthcare-Products	3.7%
Telecommunications	3.4%
Retail	3.3%
REITS	3.1%
Cosmetics/Personal Care	3.1%
Semiconductors	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.
C000021864 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Large Cap Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	corebridgefinancial.com/getprospectus
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Value Portfolio (Class 1)*	$87	0.85%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 87	[52]
Expense Ratio, Percent	0.85%	[52]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 5.28% for the year ended March 31, 2025, compared to 8.25% for the S&P 500® Index (a broad-based securities market index) and 4.21% for the S&P 500® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid- and small-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value-oriented stocks within large- and mid-cap equities.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
SunAmerica Asset Management, LLC | On an absolute basis, allocations in the following sectors: finance; utilities; industrials. On an absolute basis, position weightings: Walmart, Inc.; JPMorgan Chase & Co.; Berkshire Hathaway, Inc., Class B
Wellington Management Company LLP  | Allocations in the following sectors: information technology; consumer discretionary; materials. Security selection in the following sectors: information technology; health care; energy. Position weightings: Apple, Inc. (lack of exposure); Targa Resources Corp.; Amazon, Inc.
American Century Investment Management, Inc.  | Allocations in the following sectors: consumer staples; consumer discretionary; utilities. Security selection in the following sectors: information technology; energy; materials. Position weightings: Bank of New York Mellon Corp.; F5, Inc.; Xcel Energy, Inc.
TOP PERFORMANCE DETRACTORS
SunAmerica Asset Management, LLC  | On an absolute basis, allocations in the following sectors: information technology; consumer cyclicals; health care. On an absolute basis, position weightings: Apple, Inc., Inc.; Microsoft Corp.; Amazon.com, Inc.
Wellington Management Company LLP  | Allocations in the following sectors: financials; consumer staples; utilities. Security selection in the following sectors: industrials, consumer staples, materials. Position weightings: Walmart, Inc. (lack of exposure); Gentex Corp.; Pernod Ricard SA
American Century Investment Management, Inc.  | Allocations in the following sectors: health care; financials; real estate. Security selection in the following sectors: consumer staples; communication services; utilities. Position weightings: Zimmer Biomet Holdings, Inc.; Dollar Tree, Inc.; Pernod Ricard SA ADR

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Large Cap Value Portfolio (Class 1)	5.28%	15.61%	8.45%
S&P 500® Index	8.25%	18.59%	12.50%
S&P 500® Value Index	4.21%	17.21%	10.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2025
Updated Performance Information Location [Text Block]	Visit corebridgefinancial.com/annuities for the most recent performance information.
Net Assets	$ 302,000,000
Holdings Count | Holding	457
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$302M
Total number of portfolio holdings	457
Total net advisory fee paid	$3.1M
Portfolio turnover rate during the reporting period	41%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Pharmaceuticals	8.9%
Banks	8.0%
Oil & Gas	5.9%
Software	5.2%
Healthcare-Services	5.2%
Insurance	5.1%
Computers	4.8%
Electric	3.9%
Diversified Financial Services	3.8%
Healthcare-Products	3.7%
Telecommunications	3.4%
Retail	3.3%
REITS	3.1%
Cosmetics/Personal Care	3.1%
Semiconductors	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio. Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser. As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus. For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus.  You can also request this information by contacting us at 1-800-448-2542.

Material Fund Change Strategies [Text Block]	Additionally, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by the new subadviser.
Material Fund Change Risks Change [Text Block]	As a result of these changes, derivatives risk was added as a principal risk in the Portfolio’s prospectus.
Material Fund Change Adviser [Text Block]	Effective April 30, 2025, BlackRock Investment Management, LLC was appointed as subadviser to a portion of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at corebridgefinancial.com/getprospectus. You can also request this information by contacting us at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	corebridgefinancial.com/getprospectus
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with the accountants during the period.

[1]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[2]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[3]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[4]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[5]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[6]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[7]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[8]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[9]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[10]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[11]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[12]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[13]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[14]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[15]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[16]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[17]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[18]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[19]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[20]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[21]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[22]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[23]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[24]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[25]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[26]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[27]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[28]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[29]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[30]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[31]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[32]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[33]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[34]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[35]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[36]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[37]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[38]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[39]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[40]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[41]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[42]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[43]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[44]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[45]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[46]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[47]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[48]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[49]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[50]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[51]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[52]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.